Debt - Long-term debt (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Long Term Debt Current And Noncurrent [Line Items]
Unamortized discount	$ 11	$ 6
Average effective interest rate		7.10%	7.20%
Term Facility [Member]
Long Term Debt Current And Noncurrent [Line Items]
Unamortized discount	$ 7	$ 7
Average effective interest rate	5.00%	5.00%
Term Loan [Member]
Long Term Debt Current And Noncurrent [Line Items]
Average effective interest rate	4.90%